Debt Securities in Issue	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Debt Securities in Issue

28. DEBT SECURITIES IN ISSUE

	2018 £m	2017 £m
Medium-term notes:
– US$30bn Euro Medium Term Note Programme	7,229	8,816
– Euro 30bn Euro Medium Term Note Programme	5,348	2,177
– US SEC-registered – Santander UK Group Holdings plc	5,841	4,050
– US SEC-registered – Santander UK plc	7,649	6,280
– US$20bn Commercial Paper Programmes	3,131	2,906

	29,198	24,229

Euro 35bn Global Covered Bond Programme (See Note 15)	18,114	15,799
Certificates of deposit	3,221	4,681
Credit linked notes	42	43
Securitisation programmes (See Note 15)	5,331	4,108

	55,906	48,860

The funding from the Euro 30bn Euro Medium Term Note Programme and the US SEC-registered debt shelf in the name of Santander UK Group Holdings plc has been downstreamed to our operating company Santander UK plc.

The credit linked notes were issued by PSA Finance UK Limited and reference a pool of auto loans and leases originated by PSA Finance UK Limited that, in return for a fee, provides credit protection on the first 7.6% of losses in the reference portfolio.

Santander UK Group Holdings plc [member]
Statement [LineItems]
Debt Securities in Issue	9. DEBT SECURITIES IN ISSUE The Company issues notes in the US from time to time pursuant to a shelf registration statement on Form F-3 filed with the SEC in 2018.